CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Inventory write-down	¥ 206,733	¥ 303,233	¥ 293,946
Shipping and handling expenses	3,830,229	2,578,491	1,714,606
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0